Payables, Accruals and Provisions - Schedule of Payables, Accruals and Provisions (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Payables Accruals And Provisions [abstract]
Trade payables	$ 222	$ 181
Accruals	654	798
Provisions	98	92
Other current liabilities	53	43
Total payables, accruals and provisions	$ 1,027	$ 1,114